Fair Value of Financial Instruments and Derivatives Instruments, detail (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Derivative assets	$ 88	$ 181
Derivative liabilities	17	318
Derivatives liabities - Long-term	157	360
Derivatives not designated as hedging instruments
Derivative [Line Items]
Total Derivatives	88	181
Total Derivatives	174	678
Derivatives not designated as hedging instruments | Interest Rare Swap | Noncurrent assets
Derivative [Line Items]
Derivative assets	88	181
Derivatives not designated as hedging instruments | Interest Rare Swap | Current liabilities
Derivative [Line Items]
Derivative liabilities	17	318
Derivatives not designated as hedging instruments | Interest Rare Swap | Noncurrent liabilities
Derivative [Line Items]
Derivatives liabities - Long-term	$ 157	$ 360